Fees Summary	Aug. 27, 2026 USD ($)
Fees Summary [Line Items]
Total Offering	$ 1,633,181,689
Previously Paid Amount	0
Total Fee Amount	172,625
Total Offset Amount	0
Net Fee	$ 172,625
Offset Table N/A	N/A
Combined Prospectus Table N/A	N/A